Registration No. 333-64751
                                                    Registration No. 811-08754
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  7
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  35
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                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT 45
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------


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         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.

| |     On (date) pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.


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                                      NOTE


     This Post-Effective Amendment No. 7 to the Form N-4 Registration Statement No. 333-64751 ("Registration Statement") of The Equitable Life Assurance Society of the United States and its Separate Account No. 45 is being filed solely for the purposes of including in the Registration Statement a supplement to the Equitable Accumulator Plus Prospectuses and Statement of Additional Information as previously supplemented and additional exhibits to Part C. The Post-Effective Amendment does not amend or delete the Prospectus or Statement of Additional Information, last filed as part of the Registration Statement or any other part of the Registration Statement or any subsequent supplements thereto except as specifically noted herein.


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          THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES --
     SUPPLEMENT DATED DECEMBER 31, 2000 TO THE ACCUMULATOR PLUS PROSPECTUS
                                DATED MAY 1, 2000
                                -----------------

This supplement modifies certain information in the above-referenced prospectus, as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

1. The following is inserted as the second to the last sentence under "Credit" on page 8 of the Prospectus:

For contracts issued on or after March 19, 2001, the amount of the credit may be up to 6% of each contribution, depending on certain factors.

2. The following is inserted as the last paragraph of the third bullet under "Fees and charges" on page 9 of the Prospectus:

For contracts issued on or after March 19, 2001, this charge will be deducted for the first eight contract years following a contribution. For these contracts, the charge is 8% during the first two contract years following a contribution and declines by 1% each year in the third to eighth contract year following a contribution. For these contracts, there is no withdrawal charge in the ninth and later contract years following a contribution.

3. The following is inserted as a footnote to the withdrawal charge schedule, year 9 on pages 10 and 33 of the Prospectus:

**For contracts issued on or after March 19, 2001 this is equal to 0.00%.

4. The following replaces the second paragraph under "Credits" on page 21 of the Prospectus.

For contracts issued on or after March 19, 2001, the amount of the credit will be 4%, 5%, or 6% of each contribution based on the following breakpoints and rules:

        ------------------------------------------------------------------------
         FIRST YEAR TOTAL NET CONTRIBUTION*      CREDIT PERCENTAGE APPLIED TO
                    BREAKPOINTS                         CONTRIBUTIONS
        ------------------------------------------------------------------------
                 Less than $250,000                           4%
        ------------------------------------------------------------------------
                 $250,000-$999,999                            5%
        ------------------------------------------------------------------------
                 $1 million or more                           6%
        ------------------------------------------------------------------------
         -------
         *FIRST YEAR TOTAL NET CONTRIBUTIONS" means your first year total contributions less any withdrawals (including withdrawal charges) in the first contract year.

The percentage of the credit is based on your first year total net contributions. This credit percentage will be credited to each contribution made in the first year (after adjustment as described below), as well as the second and later contract years. Although the credit, as adjusted at the end of the first contract year, will be based upon first year total net contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make a sufficient level of contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount your credit percentage will be as follows:

   o For any contributions resulting in total net contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.


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      o  For any subsequent contribution that results in your total net contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution as well as any prior or subsequent contributions made in the first contract year accordingly.

   o  No indication of intent:

      o For your initial contribution we will apply the credit percentage based upon the above table.

      o For any subsequent contribution that results in a higher applicable credit percentage (based on total net contributions to date), we will increase the credit percentage applied to that contribution as well as any prior or subsequent contributions made in the first contract year accordingly.

We may recover all of the Credit or a portion of the Credit (referred to as the "excess Credit") in the following situations:

o If you exercise your right to cancel the contract we will recover the entire Credit made to your contract (see "Your right to cancel within a certain number of days" below).[superscript] 1

o If you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years.[superscript] 2

o If at the end of the first contract year your contributions have been over credited based upon your first year total net contributions, we will recover the excess Credit. This recovery can occur under two circumstances as follows:

   o Your first year total net contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower [superscript] 3, and

   o Your first year total net contributions were lower than the first year total contributions such that the credit applied should have been lower. [superscript] 3

The excess Credit is equal to the difference between the credit that was actually applied based on first year total contributions or your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total net contributions.

We will recover the any Credit on a pro rata basis from the value in your variable investment options.

--------
1 We have applied to the Securities and Exchange Commission ("SEC") for an amendment to our exemptive order that would enable us to recover the amount of any credit above 5% applied to contracts that are cancelled during this period. Until we receive such relief, we will return, upon cancellation, the amount you would have received had there been no credit above 5%. This means that except in states where we are required by law to return the amount of your contributions, the amount we return will reflect any investment gain or loss in the variable investment options associated with your contributions, will include any charges deducted that reduced the contract value prior to cancellation, and will reflect any investment gain on the credit but will not include any investment loss associated with the amount of the credit above 5%. If and when we receive the amendment to our exemptive order, the amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

2 We may currently recover up to 5% of contributions that we have credited. We have applied to the SEC for an amendment to our exemptive order that would allow us to recover up to 6% of contributions that we have credited. We will only recover these extra amounts if and when the SEC permits us to do so.

3 We have applied to the SEC for an amendment to our exemptive order that would permit us to recover in these circumstances. We will only recover in these circumstances if and when the SEC permits us to do so.

                                     PART C
                               OTHER INFORMATION

This Part C is amended solely for the purpose of adding Exhibits 4(n) and (o) and 5(b) to Item 24(b). No amendment or deletion is made of any other information previously set forth under Part C in the Registration Statement.

Item 24. Financial Statements and Exhibits.

     (b)  Exhibits.

     The following exhibits are added herewith:

     4.(n) Revised form of data pages for Equitable Accumulator Plus.

       (o) Form of Contract Endorsement for Equitable Accumulator Plus.

     5.(b) Revised form of Enrollment Form/Application for Equitable Accumulator
           Plus.

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                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on the 20th day of December, 2000.




                                          SEPARATE ACCOUNT 45 OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 20th day of December, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Robin Wagner
                                               ------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life Assurance
                                                   Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams





*By: /s/ Robin Wagner
    -------------------------
        Robin Wagner
        Attorney-in-Fact
        December 20, 2000